1933 Act File No.	2-91090
1940 Act File No.	811-4017

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	177

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	171

FEDERATED EQUITY FUNDS

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	On June 29, 2016 pursuant to	paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	On	pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 175 Filed on April 13, 2016 in their entirety.

Item 28. Exhibits

(a)
1	Conformed copy of Amended and Restated Declaration of Trust of the Registrant;	(12)
2	Amendment Nos. 4, 5, 6 and 7;	(31)
3	Amendment No. 8;	(19)
4	Amendment Nos. 9, 10 and 11;	(21)
5	Amendment Nos. 12 and 13;	(23)
6	Amendment Nos. 14, 15, 16 and 17;	(24)
7	Amendment No. 18;	(25)
8	Amendment No. 19;	(29)
9	Amendment Nos. 20 and 21;	(31)
10	Amendment No. 22;	(33)
11	Amendment No. 23;	(34)
12	Amendment No. 24;	(36)
13	Amendment No. 25;	(39)
14	Amendment No. 26;	(40)
15	Amendment Nos. 27 & No. 28;	(42)
16	Amendment Nos. 29 and 30;	(43)
17	Amendment No. 31;	(45)
18	Amendment No. 32;	(46)
19	Amendment No. 33	(49)
20	Amendment Nos. 34, 35, 36 and 37	(55)
21	Amendment No. 38 and 39	(58)
22	Amendment Nos. 40, 41, 42, 43, 44, 45 and 46	(67)
23	Amendment No. 47	(74)
24	Amendment No. 48	(78)
25	Amendment No. 49	(83)
26	Amendment No. 50	(83)
27	Amendment No. 51	(+)

(b)
1	Copy of Amended and Restated By-Laws of the Registrant;	(12)
2	Amendment Nos. 5, 6 and 7;	(18)
3	Amendment No. 8;	(24)
4	Amendment No. 9;	(29)
5	Amendment No. 10;	(32)
6	Amendment No. 11;	(37)
7	Amendment No. 12;	(39)
8	Amendment No. 13;	(70)

(c)
1	Specimen Share Certificate for Federated Small Cap Strategies Fund;	(7)
2	Specimen Share Certificate for Federated Mid Cap Growth Strategies Fund;	(8)
3	Specimen Share Certificate for Federated Capital Appreciation Fund;	(9)
	As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.

(d)
1	Conformed copy of Investment Advisory Contract of the Registrant (Federated Mid Cap Growth Strategies Fund);	(5)
2	Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit B for Federated Capital Appreciation Fund;	(10)
3	Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Technology Fund, respectively;	(19)
4	Conformed copy of Exhibit G to the Investment Advisory Contract for Federated Kaufmann Fund;	(23)
5	Conformed copy of Exhibit I to the Investment Advisory Contract for Federated Market Opportunity Fund;	(23)
6	Conformed copy of Amendment to Investment Advisory Contract of the Registrant;	(23)
7	Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Fund, which includes Exhibit A, dated December 1, 2001;	(23)
8	Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Small Cap Fund, which includes Exhibit A;	(24)
9	Conformed copy of Exhibit J to the Investment Advisory Contract for Federated Kaufmann Small Cap Fund;	(24)
10	Conformed copy of Sub-Advisory Contract for Federated Market Opportunity Fund, which includes Exhibit A;	(31)
11	Conformed copy of Sub-Advisory Contract for Federated Technology Fund, which includes Exhibit A;	(31)
12	Conformed copy of Assignments of Federated Investment Management Company to Federated Equity Management Company of Pennsylvania for Advisory and Sub-Advisory Contracts of Federated Capital Appreciation Fund, Federated Kaufmann Fund, Federated Small Cap Kaufmann Fund, Federated Market Opportunity Fund, and Federated Technology Fund;	(31)
13	Conformed copy of Assignment of Federated Investment Management Company to Federated Global Investment Management Company for Advisory Contract of Federated Large Cap Growth Fund;	(31)
14	Conformed copy of Assignment of Federated Investment Management Company to Federated Equity Management Company of Pennsylvania for Advisory Contract of Federated Mid Cap Growth Strategies Fund;	(31)
15	Conformed copy of Investment Advisory Contract of the Registrant, which includes Exhibit A (Federated Strategic Value Fund);	(33)
16	Conformed copy of the Sub-Advisory Contract for Federated Absolute Advantage Fund;	(36)
17	Conformed copy of Exhibit B to the Investment Advisory of the Registrant;	(36)
18	Conformed copy of Assignment of Federated Global Investment Management Corp. to Federated Equity Management Company of Pennsylvania for Advisory Contract of Federated Large Cap Growth Fund;	(39)
19	Conformed copy of Federated Global Investment Management Corp. for Federated InterContinental Fund;	(42)
20	Conformed copy of Exhibit B to the investment advisory contract for Federated Kaufmann Large Cap Fund;	(43)
21	Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Large Cap Fund, including Exhibit A;	(43)
22	Conformed copy of Investment Advisory Contract of the Registrant (Federated Prudent Bear Fund);	(46)
23	Conformed copy of Exhibits B, C and D to the Investment Advisory Contract with Federated Global Investment Management Company;	(47)
24	Conformed copy of Exhibit C to the Investment Advisory Contract with FEMCoPA;	(47)
25	Conformed copy of Exhibit E to the Investment Advisory Contract with Federated Global Investment Management Corp.	(55)
26	Conformed copy of Amendment #1 to Exhibit A to the Investment Advisory Contract with Federated Global Investment Management Corp. for Federated InterContinental Fund; Conformed copy of Exhibit F to the Investment Advisory Contract for Federated Managed Risk Fund;	(67)
27	Form of Sub-advisory Agreement with Federated Investment Management Company for Federated Managed Risk Fund;	(68)
28	Form of Sub-advisory Agreement with Federated Equity Management Company of Pennsylvania for Federated Managed Risk Fund;	(68)
29	Form of Amendment #1 to Exhibit B to the Investment Advisory Contract with FEMCOPA;	(69)
30	Conformed copy of Transfer and Assumption of Investment Advisory contract to Federated MDTA LLC on behalf of Federated MDT Mid-Cap Growth Strategies Fund;	(70)
31	Conformed Copy of Co-Advisory Contract for Federated Managed Risk Funds and Federated Managed Volatility Fund	(73)
32	Conformed Copy of Amendment #1 to Exhibit G to the Investment Advisory Contract with FEMCOPA;	(74)
33	Conformed Copy of Amendment #1 to Exhibit J to the Investment Advisory Contract with FEMCOPA;	(74)
34	Conformed copy of Amendment #1 to Exhibit A to the Sub-Advisory Contract for Federated Kaufmann Small Cap Fund	(78)
35	Conformed Copy of Amendment #1 to Exhibit A to the Sub-Advisory contract for Federated Kaufmann Fund	(78)
36	Conformed Copy of Amendment #1 to Exhibit A to the Sub-Advisory contract for Federated Kaufmann Large Cap Fund	(78)

(e)
1	Conformed copy of Distributor’s Contract of the Registrant;	(10)
2	Conformed copies of Exhibits D and F to the Distributor’s Contract for Federated Mid Cap Growth Strategies Fund, (Class A and C Shares);	(10)
3	Conformed copies of Exhibits G and I to the Distributor’s Contract for Federated Capital Appreciation Fund, (Class A and C Shares);	(10)
4	Conformed copy of Distributor’s Contract (Class B Shares);	(16)
5	Conformed copies of Exhibits M and N to the Distributor’s Contract for Federated Large Cap Growth Fund, (Class A and C Shares);	(19)
6	Conformed copies of Exhibits O and P to the Distributor’s Contract for Federated Communications Technology Fund, (Class A and C Shares);	(19)
7	Conformed copy of Exhibits S & T to the Distributor’s Contract for Federated Market Opportunity Fund (Class A and Class C Shares);	(22)
8	Conformed copy of Exhibit U to the Distributor’s Contract for Federated Kaufmann Fund (Class K Shares);	(23)
9	Conformed copy of Exhibits V & W to the Distributor’s Contract for Federated Kaufmann Fund (Class A and Class C Shares);	(22)
10	Conformed copy of Amendment to the Distributor’s Contract of the Registrant, dated June 1, 2001;	(23)
11	Conformed copy of Exhibit X to the Distributor’s Contract for Federated Kaufmann Small Cap Fund (Class A Shares);	(24)
12	Conformed copy of Exhibit Y to the Distributor’s Contract for Federated Kaufmann Small Cap Fund (Class C Shares);	(24)
13	Conformed copy of Exhibit Z to the Distributor's Contract for Federated Capital Appreciation Fund (Class K Shares);	(28)
14	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269)
15	Conformed copy of Amendment to the Distributor’s Contract of the Registrant, dated October 1, 2003;	(31)
16	Conformed copy of Amendment to the Distributor’s Contract (Class B Shares) of the Registrant, dated June 1, 2001;	(31)
17	Conformed copy of Amendment to the Distributor’s Contract (Class B Shares) of the Registrant, dated October 1, 2003;	(31)
18	Conformed copy of Exhibit AA and BB to the Distributor’s Contract for Federated Strategic Value Fund (Class A and Class C Shares);	(33)
19	Conformed copy of Exhibit CC to the Distributors Contract for Federated Strategic Value Fund (Institutional Shares);	(35)
20	Conformed copy of Exhibits, DD, EE, FF and GG to the Distributors Contract;	(36)
21	Conformed copy of Exhibit HH to Distributors Contract for Federated Mid-Cap Growth Strategies Fund;	(39)
22	Conformed copy of Exhibit II, JJ, KK and LL to Distributors Contract for Federated InterContinental Fund;	(42)
23	Conformed copy of Amendment 1 to Exhibit G, S, DD and JJ;	(43)
24	Conformed copy of Exhibits to the Distributor’s Contract for Federated Prudent Bear Fund (Class A Shares, Class C Shares);	(46)
25	Conformed copy of Exhibits SS, TT, UU, YY, ZZ, AAA, BBB, CCC, DDD, EEE, FFF, GGG and HHH to the Distributor’s Contract;	(47)
26	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares;	(63)
27	Conformed copy of Exhibit III, JJJ, KKK and LLL to the Distributor’s Contract;	(56)
28	Conformed copy of Exhibit MMM to the Distributor’s Contract for Federated Clover Small Value Plan (Class R Shares)	(59)
29	Conformed copy of Exhibit D, F, HH and III to the Distributor’s Contract for Federated Mid-Cap Growth Strategies Fund	(63)
30	Conformed copy of Exhibit NNN, OOO, PPP and QQQ to the Distributor’s Contract	(67)
31	Copy of Schedule A to Class B Shares Distributor’s Contract	(69)
32	Conformed copy of Exhibit RRR, SSS and TTT to the Distributor’s Contract for Federated Managed Volatility Fund	(73)
33	Conformed copy of Exhibit UUU to the Distributor’s Contract for Federated Kaufmann Small Cap Fund (Institutional Shares)	(78)

(f)	Not applicable

(g)
1	Conformed Copy of the Custodian Agreement of the Registrant;	(6)
2	Conformed copy of Custodian Fee Schedule;	(15)
3	Conformed copy of Amendment to Custodian contract of the Registrant dated February 3, 2006;	(39)
4	Conformed copy of the Fourth Amendment to the Custody Agreement of the Registrant dated October 23, 2009	(54)
5	Conformed copy of the Seventh Amendment to the Custody Agreement of the Registrant dated September 1, 2010	(57)
6	Conformed copy of the Custody Agreement, up to and including Tenth Amendment with attachments, between The Bank of New York Mellon and Funds dated March 1, 2011.	(59)
7	Conformed copy of the Custodian Contract, up to and including Fifth Amendment with attachments, between State Street Bank and Funds dated March 1, 2011.	(59)
8	Copy of Exhibit 1 to the Custodian Contract dated December 1, 1993 Revised as of September 20, 2013	(67)
9	Copy of Exhibit 1 to the Custodian Contract dated December 1, 1993, revised as of September 19, 2014;	(74)
10	Conformed copy of the Custody Agreement, up to and including the Fourteenth Amendment with attachments, between The Bank of New York Mellon and Funds dated April 28, 2014;	(74)

(h)
1	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement;	(17)
2	Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement;	(23)
3	Conformed copy of Principal Shareholder Service’s Agreement (Class B Shares);	(16)
4	Conformed copy of Exhibit 1 to the Principal Shareholder Service’s Agreement (Class B Shares);	(23)
5	Conformed copy of Shareholder Services Agreement (Class B Shares);	(16)
6	Conformed copy of Exhibit 1 to the Shareholder Services Agreement (Class B Shares);	(23)
7	The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).
8	Copy of the Schedule 1 of the Second Amended and Restated Services Agreement, dated January 18, 2013.	(63)
9	The responses described in Item 23(e)(xiv) are hereby incorporated by reference.
10	The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
11	The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387;
12	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
13	The Registrant herby incorporates by reference the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund, Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
14	The Registrant hereby incorporates by reference the conformed copy of Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
15	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registrant Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843)
16	The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
17	Cop of Exhibit A, revised 1/18/2013, to the Financial Administration and Accounting Services Agreement.	(63)
18	The Registrant hereby incorporates the Copy of Schedule 1, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company from , from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
19	The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company form Item 23(h)(ix) of the Federated Stock Trust Registration statement on Form N-1A, filed with the Commission on December 29, 2005. (File Nos. 33-60411 and 811-07309).
20	The Registrant hereby incorporates the conformed copy of Schedule A to the Transfer Agency and the Service Agreement;	(47)
21	Conformed copy of Amendment to Exhibit A and Amendment to Exhibit B of the Fund Accounting Agreement with The Bank of New York Mellon;	(47)
22	Conformed copy of Schedule A to the Transfer Agency Agreement;	(48)
23	Conformed copy of Exhibit A to the Financial Administration and Accounting Service Agreement;	(48)
24	Conformed copy of Exhibit 1 to the Administrative Services Agreement;	(48)
25	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement;	(48)
26	Conformed copy of Schedule A of the Shareholder Services Agreement for Class B Shares;	(48)
27	Copy of Schedule A of the Principal Shareholder Services Agreement for Class B Shares, revised January 18, 2013;	(63)
28	Conformed copy of Exhibit 1 to the Administrative Services Agreement;	(53)
29	Conformed copy of the Third Amendment to the Fund Accounting Agreement of the Registrant dated October 23, 2009	(54)
30	Copy of Exhibit 1 to Agreement for Administrative Services, revised January 18, 2013;	(63)
31	Conformed copy of the Fifth Amendment to the Fund Accounting Agreement of the Registrant dated September 1, 2010	(57)
32	Conformed copy of new Fund Accounting Agreement of the Registrant with The Bank of New York Mellon, up to and including the First Amendment, dated March 1, 2011 and March 25, 2011, respectively.	(59)
33	Conformed copy of the new Financial Administration Accounting Services Agreement of the Registrant with State Street Bank and Trust, up to and including the First Amendment dated March 1, 2011 and March 25, 2011, respectively.	(59)
34	Conformed copy of the Transfer Agency and Service Agreement between the Funds and State Street Bank and Trust Company, up to and including the First Amendment dated July 1, 2004 and January 1, 2008, respectively.	(59)
35	Conformed copy of the Tax Services Agreement dated between the Bank of New York Mellon and Federated Administrative Services dated September 27, 2011	(59)
36	Conformed copy of the Services Agreement between Federated Equity Management Company of Pennsylvania and Federated Advisory Services Company dated January 1, 1994 and including Schedule 1 revised as of 8/31/2011	(59)
37	Conformed copy of the Services Agreement between Federated Global Investment Management Corp. and Federated Advisory Services Company dated January 1, 2004 and including Schedule 1 revised as of 8/31/2011	(59)
38	Conformed copy of the Shareholder Services Agreement between Federated Securities Corp. and Funds listed on Schedule A revised as of 2/21/2011	(59)
39	Conformed copy of Compliance Support Service Addendum to the Fund Accounting Agreement dated	(61)
40	Copy of Exhibit 1 to Custodian Contract Between Federated Investment Companies, State Street Bank And Trust Company, and Federated Services Company, dated December 1, 1993 (revised January 18, 2013)	(63)
41	Copy of Schedule A to Shareholder Services Agreement, revised January 18, 2013;	(63)
42	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012	(64)
43	Copy of Exhibit 1 to the Agreement for Administrative Services revised September 20, 2013	(67)
44	Copy of Schedule 1 to the Second Amended and Restated Services Agreement revised September 20, 2013	(67)
45	Copy of Schedule A to the Financial Administration Accounting and Services Agreement updated September 20, 2013	(67)
46	Conformed copy of Schedule A to the Transfer Agency and Service Agreement revised September 1, 2013	(68)
47	Copy of Schedule A to the Shareholder Services Agreement for Class B Shares, revised April 22, 2013	(69)
48	Copy of Schedule A to the Principal Shareholder Servicer’s Agreement for Class B Shares, revised April 22, 2013	(69)
49	Copy of Exhibit 1 to Agreement for Administrative Services dated September 19, 2014;	(74)
50	Copy of Schedule 1 to the Second Amended and Restated Services Agreement, revised September 1, 2014;	(74)

(i)	Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered;	(6)

(j)
1	Conformed copy of Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP);	(41)
2	Conformed copy of Independent Registered Accounting Firm (Tait Weller& Baker)	(42)
3	Conformed copy of Consent of Independent registered Public Accounting Firm (PricewaterhouseCoopers LLP)	(45)
4	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to(Ernst & Young LLP)	(62)
5	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FICF (KPMG LLP)	(63)
6	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FISVF and FGLEF (KPMG LLP)	(63)
7	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FMMGSF (KPMG LLP)	(64)
8	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FICF (KPMG LLP)	(66)
9	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FCSVF, FCVF and FPBF (KPMG LLP)	(67)
10	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FKAUF, FKLCF, FKSCF and FSVF (Ernst & Young LLP)	(75)
11	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FARF and FMMGSF (KPMG LLP)	(75)
12	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FISVF, FICF and FGLEF (KPMG LLP)	(76)
13	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FGLEF (KPMG LLP)	(71)
14	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FEMEF (KPMG LLP)	(72)
15	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FCSVF and FCVF (KPMG LLP);	(74)
16	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FMRF (KPMG LLP)	(77)
17	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FCSVF, FCVF and FPBF (KPMG LLP)	(79)
18	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FKAUF, FKLCF, FKSCF and FSVF (KPMG LLP)	(80)
19	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FMMGSF, FARF and FMRF (KPMG LLP)	(80)
20	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FKLCF (KPMG LLP)	(81)
21	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FEMEF, FISVF and FMVF (KPMG LLP)	(82)
22	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FICF (KPMG LLP)	(82)
23	Conformed copy of Consent of Independent Registered Public Accounting Firm with respect to FCSVF (KPMG LLP)	(83)
24	Conformed copy of Consent of Independent Registered Public Accounting Firm, with respect to FSVF (KPMG LLP)	(84)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding;	(2)

(m)
1	Conformed Copy of Distribution Plan of the Registrant, including Exhibits A, B and C;	(31)
2	The responses described in Item 23(e)(xiv) are hereby incorporated by reference
3	Conformed copy of Amendment to the Distribution Plan (Class B Shares);	(23)
4	Conformed copy of Exhibit D to the Distribution Plan of the Registrant;	(33)
5	Conformed copy of Exhibit E to the Distribution Plan of the Registrant;	(35)
6	Conformed copy of Exhibits H and I to the Distribution Plan of the Registrant;	(39)
7	Conformed copy of Amendment 1 to Exhibit E and J; Exhibit K, L, M, N, O and P to the Distribution Plan of the Registrant;	(43)
8	Conformed copy of Exhibits to the Distribution Plan of the Registrant;	(45)
9	Conformed copy of Exhibits Q, U, V, W, X, Y, Z and AA to the Distribution Plan of the Registrant;	(47)
10	Copy of Schedule A to the Distribution Plan for Class B Shares;	(63)
11	Conformed copy of Exhibits BB, CC and DD to the Distribution Plan of the Registrant	(59)
12	Conformed copy of Exhibits B and I to the Distribution Plan of the Registrant	(63)
13	Conformed copy of Exhibit EE to the Distribution Plan of the Registrant	(67)
14	Copy of Schedule A to the Distribution Plan for Class B Shares	(69)
15	Conformed copy of Exhibits FF and GG to the Distribution Plan of the Registrant	(73)

(n)
1	The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits for all classes from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006 (File Nos. 2-72277 and 811-3181);
2	Conformed copy of Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares Exhibits to Multiple Class Plan;	(47)
3	Conformed copy of Institutional Shares Exhibit to the Multiple Class Plan;	(48)
4	Conformed copy of Institutional Shares and Institutional Service Shares Exhibits to the Multiple Class Plan;	(49)
5	Copy of Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares Exhibits to the Multiple Class Plan;	(56)
6	Copy of Class R Shares and Institutional Shares Exhibits to Multiple Class Plan;	(58)
7	Conformed Copy of the Multiple Class Plan including Class A Share, Class C Share, Class R Share and Institutional Share Exhibits	(59)
8	Copy of Class B Shares Exhibit to Multiple Class Plan	(60)
9	Conformed Copy of the Multiple Class Plan including Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares	(63)
10	Copy of Class R6 Shares Exhibit to the Multiple Class Plan	(66)
11	Copy of Class R Shares Exhibit to the Multiple Class Plan	(67)
12	Copy of the Class A Shares and Institutional Shares Exhibits to the Multiple Class Plan	(68)
13	Copy of the Class B Shares Exhibit to the Multiple Class Plan	(69)
14	Copy of the Class C Shares Exhibit to the Multiple Class Plan	(69)
15	Copy of Class R6 Shares Exhibit to the Multiple Class Plan	(70)
16	Copy of the Class A Shares Exhibit to the Multiple Class Plan;	(74)
17	Copy of the Class C Shares Exhibit to the Multiple Class Plan;	(74)
18	Copy of the Institutional Shares Exhibit to the Multiple Class Plan;	(74)
19	Copy of the Class A Shares Exhibit to the Multiple Class Plan	(78)
20	Copy of the Class B Shares Exhibit to the Multiple Class Plan	(78)
21	Copy of the Class C Shares Exhibit to the Multiple Class Plan	(78)
22	Copy of the Institutional Shares Exhibit to the Multiple Class plan	(78)
23	Copy of Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares Exhibits to the Multiple Class Plan;	(80)
24	Copy of Institutional-Wealth Shares Exhibit to the Multiple Class Plan;	(82)
25	Copy of Institutional-Wealth Shares and R6 Shares Exhibits to the Multiple Class Plan;	(84)

(o)
1	Conformed copy of Power of Attorney of the Registrant;	(19)
2	Conformed copy of Power of Attorney of Trustee of the Registrant;	(19)
3	Conformed copy of Limited Power of Attorney;	(27)
4	Conformed copy of Power of Attorney of Trustee of the Registrant;	(39)
5	Conformed copy of Power of Attorney of Trustee of the Registrant;	(39)
6	Conformed copy of Power of Attorney of the Registrant;	(39)
7	Conformed copy of Power of Attorney of Trustee of the Registrant;	(41)
8	Conformed copy of Power of Attorney of Trustee of the Registrant;	(44)
9	Conformed copy of Power of Attorney of Trustee of the Registrant for Maureen Lally-Green;	(49)
10	Conformed copy of Power of Attorney of Treasurer Lori A. Hensler	(65)
11	Conformed copy of Power of Attorney of Trustee of the Registrant for John T. Collins;	(67)
12	Conformed copy of Power of Attorney of Trustee of the Registrant for P. Jerome Richey;	(67)
13	Conformed copy of Power of Attorney of Trustee of the Registrant for G. Thomas Hough	(78)
14	Conformed copy of Power of Attorney of Trustee of the Registrant for John B. Fisher	(+)

(p)
1	The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 26, 2004. (File Nos. 33-31602 and 811-5950);
2	The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A, filed with the Commission on February 25, 2005. (File Nos. 33-31602 and 811-5950).
3	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Persons Effective 10/01/2008	(48)
4	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Persons Effective 9/01/2010	(55)
5	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Persons Effective 12/6/2010	(59)
6	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Persons Effective 9/30/12	(64)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 1933 Act No. 2-91090 AND 1940 Act No. 811-4017)
1	Pre-Effective Amendment No. 1 filed July 9, 1984.
2	PEA No. 1 filed February 28, 1985
5	PEA No. 21 filed June 30, 1995
6	PEA No. 20 filed December 29, 1994
7	PEA No. 21 filed June 30, 1995
8	PEA No. 22 filed July 17, 1995
9	PEA No. 25 filed August 31, 1995
10	PEA No. 26 filed September 12, 1995
12	PEA No. 32 filed September 3, 1996
15	PEA No. 31 filed October 30, 1997
16	PEA No. 35 filed December 30, 1997
17	PEA No. 40 filed October 9, 1998
18	PEA No. 41 filed November 2, 1998
19	PEA No. 44 filed December 28, 1999
21	PEA No. 50 filed December 29, 2000
22	PEA No. 52 filed March 20, 2001
23	PEA No. 51 filed December 27, 2001
24	PEA No. 57 filed December 26, 2002
25	PEA No. 59 filed February 7, 2003
27	PEA No. 61 filed March 31, 2003
28	PEA No. 55 filed September 22, 2003
29	PEA No. 62 filed October 30, 2003
31	PEA No. 66 filed October 15, 2004
32	PEA No. 67 filed December 30, 2004
33	PEA No. 68 filed January 7, 2005
34	PEA No. 69 filed June 22, 2005
35	PEA No. 70 filed September 2, 2005
36	PEA No. 73 filed October 14, 2005
37	PEA No. 74 filed November 14, 2005
38	PEA No. 76 filed December 29, 2005
39	PEA No. 77 filed October 17, 2006
40	PEA No. 78 filed December 11, 2006
41	PEA No. 79 filed December 29, 2006
42	PEA No. 83 filed June 25, 2007
43	PEA No. 88 filed December 28, 2007
44	PE No. 92 filed April 10, 2008
45	PEA No. 93 filed July 15, 2008
46	PEA No. 96 filed September 11, 2008
47	PEA No. 97 filed December 30, 2008
48	PEA No. 101 filed February 27, 2009
49	PEA No. 102 filed September 30, 2009
50	PEA No. 103 filed November 13, 2009
51	PEA No. 105 filed November 30, 2009
52	PEA No. 107 filed December 30, 2009
53	PEA No. 109 filed January 28, 2010
54	PEA No. 110 filed May 6, 2010
55	PEA No. 111 filed September 16, 2010
56	PEA No. 112 filed November 29, 2010
57	PEA No. 115 filed December 29, 2010
58	PEA No. 116 filed on January 31, 2011
59	PEA No. 119 filed on November 29, 2011
60	PEA No. 121 filed on December 28, 2011
61	PEA No. 125 filed on November 28, 2012
62	PEA No. 127 filed on December 21, 2012
63	PEA No. 130 filed on January 28, 2013
64	PEA No. 133 filed on February 26, 2013
65	PEA No. 135 filed on June 4, 2013
66	PEA No. 136 filed on August 2, 2013
67	PEA No. 139 filed on November 27, 2013
68	PEA No. 141 filed on December 16, 2013
69	PEA No. 144 filed on December 30, 2013
70	PEA No. 146 filed on January 28, 2014
71	PEA No. 148 filed on February 25, 2014
72	PEA No. 150 filed on May 23, 2014
73	PEA No. 152 filed on September 17, 2014
74	PEA No. 153 filed on November 26, 2014
75	PEA No. 158 filed on December 30, 2014
76	PEA No. 160 filed on January 28, 2015
77	PEA No. 162 filed on February 26, 2015
78	PEA No. 164 filed on October 20, 2015
79	PEA No. 165 filed on November 25, 2015
80	PEA No. 167 filed on December 29, 2015
81	PEA No. 168 filed on January 11, 2016
82	PEA No. 170 filed on January 27, 2016
83	PEA No. 174 filed on March 28, 2016
84	PEA No. 175 filed on April 13, 2016

Item 29 Persons Controlled by or Under Common Control with the Fund:
None

Item 30 Indemnification
The Registrant hereby incorporates by reference Pre-Effective Amendment No. 1 filed July 9, 1984.
Item 31 Business and Other Connections of Investment Adviser (Federated MDTA LLC):
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, and John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779. The business address of Gordon Ceresino is 125 High Street, Oliver Tower, 21st Floor, Boston, MA 02110. The business address of the remaining Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. These remaining officers are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman	J. Christopher Donahue
Vice Chairman	Gordon Ceresino
President/ Chief Executive Officer:	John B. Fisher
Senior Vice President:	Edward Foss Anne Kruczek Daniel Mahr
Vice Presidents:	John C. Duane Brian M. Greenberg Frederick L. Konopka John P. Lewicke Keith Michaud John F. Sherman Sarah A. Stahl
Assistant Vice Presidents:	Thomas. T. Beals Michael G. Bertani Kelly Patel Shuo D. Zhang
Secretary:	George F. Magera
Assistant Secretary	Edward C. Bartley
Treasurer:	Richard A. Novak
Assistant Treasurers:	Jeremy D. Boughton
Chief Compliance Officer	Stephen Van Meter

Item 31 Business and Other Connections of Investment Adviser (Federated Equity Management Company of Pennsylvania):
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice President	Stephen F. Auth
Senior Vice Presidents:	Walter Bean Michael Dieschbourg Linda A. Duessel Anne H. Kruczek Dana L. Meissner John L. Nichol Daniel Peris
Vice Presidents:	Deborah D. Bickerstaff Linda Bakhshian P. Ryan Bend G. Andrew Bonnewell Jared Hoff Chad Hudson
Assistant Vice Presidents:	Daminan McIntyre Keith Michaud Ian Miller
Secretary:	G. Andrew Bonnewell
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 31 Business and Other Connections of Investment Adviser (Federated Global Investment Management Corp.):
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and Two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.) and John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779. The business addresses of the Officers of the Investment Adviser are: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779; 101 Park Avenue, 41st Floor, New York, NY 10178 and 400 Meridian Centre, Suite 200, Rochester, NY 14618. Some of these individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice President	Stephen F. Auth
Senior Vice Presidents:	James Gordon Stephen K. Gutch Audrey Kaplan Anne M. Kruczek Philip J. Orlando Leonardo A. Vila Hans Utsch
Vice Presidents:

Mark S. Bauknight

Thomas M. Brakel

G. Andrew Bonnewell

Daniel Burnside

John S. Ettinger

Steven Friedman

Timothy Goodger

Marc Halperin

Matthen P. Kaufler

Barbara E. Miller

Geoffrey Pazzanese

William Pribanic

Paul W. Spindler

Richard A Winkowski, Jr.

Assistant Vice Presidents:	Steven A. Chiavarone Charles Curran Mary Anne DeJohn Martin A. Jarzebowski Keith Michaud Anastacio U. Teodoro
Secretary:	G. Andrew Bonnewell
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy D. Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 31 Business and Other Connections of Investment Adviser (Federated Investment Management Co.):
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice Presidents:	Deborah A. Cunningham Robert J. Ostrowski
Senior Vice Presidents:

Todd Abraham

J. Scott Albrecht

Randall S. Bauer

Jonathan C. Conley

Mark E. Durbiano

Donald T. Ellenberger

Eamonn G. Folan

Richard J. Gallo

John T. Gentry

Susan R. Hill

William R. Jamison

Jeffrey A. Kozemchak

Anne H. Kruczek

Marian R. Marinack

Mary Jo Ochson

Jeffrey A. Petro

Ihab Salib

Michael W. Sirianni, Jr.

Paige Wilhelm

Vice Presidents:

G. Andrew Bonnewell

Hanan Callas

Jerome Conner

James R. Crea, Jr.

Lee R. Cunningham, II

B. Anthony Delserone, Jr.

Ruggero deRossi

Jason DeVito

Bryan Dingle

William Ehling

Ann Ferentino

Kathryn P. Glass

James L. Grant

Patricia L. Heagy

Nathan H. Kehm

John C. Kerber

J. Andrew Kirschler

Allen J. Knizner

Tracey Lusk

Karen Manna

Christopher McGinley

Keith E. Michaud

Karl Mocharko

Joseph A. Mycka

Gene Neavin

Bob Nolte

Liam O’Connell

Mary Kay Pavuk

John Polinski

Rae Ann Rice

Brian Ruffner

Thomas C. Scherr

John Sidawi

Kyle Stewart

Mary Ellen Tesla

Timothy G. Trebilcock

Nicholas S. Tripodes

Anthony A. Venturino

Stephen J. Wagner

Mark Weiss

George B. Wright

Christopher Wu

Assistant Vice Presidents:

John Badeer

Christopher Bodamer

David B. Catalane

Leslie Ciferno

Gregory V. Czamara

Timothy Gannon

Daniel J. Mastalski

Robert J. Matthews

Nick Navari

John W. Scullion

Patrick J. Strollo III

James D. Thompson

Secretary:	G. Andrew Bonnewell
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy D. Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 32 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
Cash Trust Series, Inc.
Federated Adjustable Rate Securities Fund
Federated Core Trust
Federated Core Trust II, L.P.
Federated Core Trust III
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated Global Allocation Fund
Federated Government Income Securities, Inc.
Federated Government Income Trust
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated Managed Pool Series
Federated MDT Series
Federated MDT Stock Trust
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Premier Intermediate Municipal Income Fund
Federated Premier Municipal Income Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Edward Jones Money Market Fund
Money Market Obligations Trust

(b)
(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Chairman:	Richard B. Fisher
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Thomas E. Territ
Vice President and Director:	Peter J. Germain
Director:	Denis McAuley III

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice Presidents:	Michael Bappert Peter W. Eisenbrandt Solon A. Person, IV Colin B. Starks Paul Uhlman
Senior Vice Presidents:

Irving Anderson

Jack Bohnet

Bryan Burke

Scott J. Charlton

Charles L. Davis

Michael T. diMarsico

Theodore Fadool, Jr.

James Getz

Dayna C. Haferkamp

Vincent L. Harper, Jr.

Bruce E. Hastings

James M. Heaton

Donald Jacobson

Harry J. Kennedy

Michael Koenig

Anne H. Kruczek

Jane E. Lambesis

Michael Liss

Diane Marzula

Amy Michaliszyn

Richard C. Mihm

Vincent T. Morrow

Alec H. Neilly

Becky Nelson

Keith Nixon

Brian S. Ronayne

Tom Schinabeck

John Staley

Robert F. Tousignant

Jerome R. Tuskan

William C. Tustin

Michael Wolff

Paul Zuber

Vice Presidents:

Catherine M. Applegate

Robert W. Bauman

Marc Benacci

Christopher D. Berg

Dan Berry

Bill Boarts

Edward R. Bozek

Edwin J. Brooks, III

Thomas R. Brown

Mark Carroll

Dan Casey

Steven R. Cohen

James Conely

Stephen J. Costlow

Mary Ellen Coyne

Kevin J. Crenny

Stephen P. Cronin

Jack C. Ebenreiter

Donald Edwards

Timothy Franklin

Peter Germain

David D.Gregoire

Scott Gundersen

Michael L. Guzzi

Raymond J. Hanley

Scott A. Holick

Robert Hurbanek

Jeffrey S. Jones

Todd Jones

Scott D. Kavanagh

Patrick Kelly

Nicholas R. Kemerer

Shawn E. Knudson

Ed Koontz

Crystal C. Kwok

Jerry L. Landrum

Hans W. Lange, Jr.

Joseph R. Lantz

David M. Larrick

John P. Lieker

Jonathan Lipinski

Paul J. Magan

Margaret M. Magrish

Michael R. Manning

Meghan McAndrew

Martin J. McCaffrey

Brian McInis

Kyle Morgan

John C. Mosko

Doris T. Muller

Ted Noethling

John A. O’Neill

James E. Ostrowski

Stephen Otto

Mark Patsy

Rich Paulson

Marcus Persichetti

Chris Prado

Sean Quirk

Josh Rasmussen

Richard A. Recker

Diane M. Robinson

Timothy A. Rosewicz

Matt Ryan

Eduardo G. Sanchez

Peter Siconolfi

Biran J. Sliney

Justin Slomkowski

Bradley Smith

Edward L. Smith

John R. Stanley

Mark Strubel

Jonathen Sullivan

Christie Teachman

Cynthia M. Tomczak

Michael Vahl

David Wasik

G. Walter Whalen

Stephen White

Lewis Williams

Theodore Williams

Littell L. Wilson

Edward J. Wojnarowski

Daniel Wroble

Erik Zettlemayer

Assistant Vice Presidents:	Debbie Adams-Marshall Kenneth C. Baber Raisa E. Barkaloff Chris Jackson Jaimie A. Kosanovich Stephen R. Massey Carol McEvoy McCool John K. Murray Carol Anne Sheppard Laura Vickerman James Wagner
Secretary:	Kary A. Moore
Assistant Secretary	Edward C. Bartley
George F. Magera
Treasurer:	Richard A. Novak
Assistant Treasurer:	Jeremy D. Boughton
Chief Compliance Officer:	Stephen Van Meter

(c)	Not Applicable

Item 33 Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder and those records required to be maintained by the Adviser with respect to the Registrant in accordance with CFTC regulations are maintained at one of the following locations:

Registrant	Federated Investors Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at above address)
Federated Administrative Services (“Administrator”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Equity Management Company of Pennsylvania [1] (“FEMCOPA”)(“Adviser”)(“Sub-Adviser”) (“Co-Adviser”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Global Investment Management Corp.[2] (“FGIMC”) (“Adviser”) (“Sub-Adviser”) (“Co-Adviser”)	101 Park Avenue 41st Floor New York, NY 10178
Federated MDTA LLC (Adviser to Federated MDT Mid Cap Growth Strategies Fund)	125 High street Oliver Tower 21st Floor Boston, MA 02110
Federated Investment Management Company [3] (“FIMCO”) (“Sub-Adviser”) (“Co-Adviser”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company (“Transfer Agent, Dividend Disbursing Agent” and “Custodian”)	P.O. Box 8600 Boston, MA 02266-8600
The Bank of New York Mellon (Custodian to Federated Absolute Return Fund)	One Wall Street New York, NY 10286

1 FEMCOPA serves as Adviser to: Federated International Strategic Value Dividend Fund, Federated Kaufmann Fund, Federated Kaufmann Large Cap Fund, Federated Kaufmann Small Cap Fund, Federated Absolute Return Fund, Federated Prudent Bear Fund and Federated Strategic Value Dividend Fund. FEMCOPA serves as the Co-Adviser to Federated Managed Risk Fund and Federated Managed Volatility Fund

2 FGIMC serves as Adviser to: Federated Clover Small Value Fund, Federated Clover Value Fund, Federated Emerging Markets Equity Fund and Federated InterContinental Fund. FGIMC serves as Sub-Adviser to: Federated Kaufmann Fund, Federated Kaufmann Large Cap Fund and Federated Kaufmann Small Cap Fund. FGIMC serves as the Co-Adviser to Federated Managed Risk Fund and Federated Managed Volatility Fund.

3 FIMCO serves as the Sub-Adviser to Federated Absolute Return Fund. FIMCO serves as the Co-Adviser to Federated Managed Risk Fund and Federated Managed Volatility Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of June, 2016.

FEDERATED EQUITY FUNDS
BY:/s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY:/s/ George F. Magera George F. Magera Assistant Secretary	Attorney In Fact For the Persons Listed Below	June 23, 2016
J. Christopher Donahue *	President and Trustee (Principal Executive Officer)
John B. Fisher *	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney